INCOME TAX	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 20 -              INCOME TAX

BVI

Hollysys, and its subsidiaries, GTH and Clear Mind, are incorporated in the BVI and are not subject to income tax under the relevant jurisdiction.

Singapore

HAP, CCPL, CEPL, HIPL, BCPL and BMSG, the Company’s wholly owned subsidiaries incorporated in Singapore, are subject to Singapore corporate tax rate of 17% on the assessable profits arising from Singapore.

Malaysia

CESB, BMJB, and BMKL, the Company’s wholly owned subsidiaries incorporated in Malaysia, are subject to Malaysia corporate income tax rate of 25% on the assessable profits arising from Malaysia.

Dubai

CCPL Dubai, the branch of the Company's wholly owned subsidiary, is a tax exempt company incorporated in Dubai, and no tax provision has been made for the years ended June 30, 2011, 2012 and 2013.

Hong Kong

World Hope and CSHK, the Company’s wholly owned subsidiaries incorporated in Hong Kong, are subject to Hong Kong profits tax at a rate of 16.5% on the assessable profits arising from Hong Kong. No provision for Hong Kong profits tax has been made in the statements of comprehensive income as there were no assessable profits arising from Hong Kong for the years ended June 30, 2011, 2012 and 2013.

Macau

CMDE, the Company’s wholly owned subsidiary incorporated in Macau, is subject to the Macau corporate income tax rate of 0% because the net income for the fiscal year 2013 is lower than MOP144,000.

PRC

The Company’s subsidiaries incorporated in PRC are subject to PRC enterprise income tax (“EIT”) on the taxable income as adjusted in accordance with relevant PRC income tax laws. The standard statutory tax rate of PRC EIT is 25% effective from calendar year ended December 31, 2008. All PRC subsidiaries apply the standard statutory tax rate except the following subsidiaries:

Beijing Hollysys

Beijing Hollysys was certified as a High and New Technology Enterprise (“HNTE”) for the three years commencing January 1, 2008, and for another three years commencing January 1, 2011. Pursuant to PRC EIT law, an enterprise certified as a HNTE enjoys a preferential EIT rate of 15%. Therefore, the EIT tax rate applicable to Beijing Hollysys is 15% for the calendar years ended December 31, 2008 to December 31, 2013.

In February 2013, Beijing Hollysys received the “Qualified Software Development Enterprise” certificate which entitles Beijing Hollysys an EIT rate of 10% for the calendar years ended December 31, 2011 and 2012. An income tax recoverable of $1,634,171 was recorded in Beijing Hollysys since it paid its EIT based on a  15% tax rate for the calendar years ended December 31, 2011 and 2012.

Hangzhou Hollysys

Hangzhou Hollysys was certified as a “Qualified Software Development Enterprise” for the calendar years ended December 31, 2009 and 2010, and was entitled to a concessionary EIT rate of 10% which was granted by relevant authorities discretionarily on an annual basis. In 2011, Hangzhou Hollysys was certified as a HNTE for the three years commencing January 1, 2011. Pursuant to PRC EIT law, an enterprise certified as a HNTE enjoys a preferential EIT rate of 15%. Therefore, the EIT tax rate applicable to Hangzhou Hollysys was 10% for the calendar years ended December 31, 2008, 2009 and 2010, and 15% for the calendar years ended December 31, 2011, 2012 and 2013.

The Company’s income before income taxes consists of:

	Year ended June 30,
	2011	2012	2013

PRC	$49,016,069	$70,490,625	$67,927,931
Non-PRC	(1,106,988)	(3,564,560)	(7,310,250)

	$47,909,081	$66,926,065	$60,617,681

Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2011	2012	2013

Current income tax expense	$7,634,494	$8,828,453	$10,052,627
Deferred income tax (benefit) expense	(1,190,527)	1,523,865	(1,955,829)

	$6,443,967	$10,352,318	$8,096,798

The reconciliation of tax computed by applying the statutory tax rate in PRC of 25% to the income before income taxes is as follows:

	Year ended June 30,
	2011	2012	2013

Income before income taxes	$47,909,081	$66,926,065	$60,617,681

Expected income tax expense at statutory tax rate in PRC	11,977,270	16,731,517	15,154,420
Effect of different tax rates in various jurisdictions	15,070	417,565	897,861
Effect of preferential tax treatment	(5,768,020)	(6,551,269)	(5,993,792)
Effect of non-taxable income	(1,792,868)	(3,705,244)	(5,006,072)
Effect of additional deductible research and development expenses	(860,736)	(1,690,928)	(2,743,444)
Effect of non-deductible expenses	882,370	4,399,717	6,435,577
Under/(over) provision of income tax in previous years	792,662	(400,446)	(2,968,007)
Change in valuation allowance	149,420	-	2,232,838
Utilization of tax loss previously not recognized	(40,019)	-	-
Tax rate differential on deferred tax items	-	-	(699,417)
Withholding tax on dividend paid by subsidiary	1,077,377	-	1,248,355
Recognition of temporary difference not recognized in previous years	-	1,222,667	(286,776)
Others	11,441	(71,261)	(174,745)

Income tax expenses	$6,443,967	$10,352,318	$8,096,798

Had all the above tax holidays and concessions not been available, the tax charge would have been higher by $5,768,020, $6,551,269 and $5,993,792 and the basic net income per share would have been lower by $0.11, $0.12 and $0.11 for the years ended June 30, 2011, 2012 and 2013, respectively, and diluted net income per share for the years ended June 30, 2011, 2012 and 2013 would have been lower by $0.10, $0.12 and $0.11, respectively.

In January 2011, the Company determined to carry out a group re-structuring, where Hollysys Group transferred the equity interest of 60% equity interest of Hangzhou Hollysys to Beijing Hollysys. Before the execution of the equity transfer, the board of directors of Hangzhou Hollysys approved a resolution to declare a dividend of RMB178,537,603 (equivalent to $26,934,436), on an one-time basis, of which RMB107,122,562 (equivalent to $16,160,662) was distributable to Hollysys Group, and RMB71,415,041 (equivalent to $10,773,774) was distributable to GTH. As a result, Hangzhou Hollysys withheld RMB7,141,504 (equivalent to $1,077,377) in income tax for the dividends distributable to GTH based on the withholding tax rate of 10% in accordance with the PRC EIT law for the year ended June 30, 2011.

In fiscal year 2013, Hangzhou Hollysys approved two resolutions to declare a dividend of RMB195,000,000 (equivalent to $31,208,875), of which RMB78,000,000 (equivalent to $12,483,550) was distributable to GTH, and RMB117,000,000 (equivalent to $18,725,325) was distributable to Beijing Hollysys. As a result, Hangzhou Hollysys withheld RMB7,800,000 (equivalent to $1,248,355) in income tax for the dividends distributable to GTH based on the tax rate of 10% in accordance with the PRC EIT law for the year ended June 30, 2013.

The temporary differences that have given rise to the deferred tax assets consist of the following:

	June 30,
	2012	2013
Deferred tax assets-current
Allowance for doubtful accounts	$2,477,942	$4,577,626
Inventory provision	404,846	217,864
Provision for contract loss	-	332,547
Long-term assets	74,169	45,577
Deferred revenue	2,653,707	4,096,415
Deferred subsidies	661,981	786,545
Warranty liabilities	539,189	376,780
Recognition of intangible assets	326,552	389,967
Accrued payroll	511,593	726,286
Net operating loss carry forward	700,979	2,788,042
Less: valuation allowance	-	(2,232,838)
Total deferred tax assets-current	$8,350,958	$12,104,811

Deferred tax liabilities-current
Cost and estimated earnings in excess of billings	(7,590,901)	(11,230,330)
Others	(358,296)	(27,068)

Total deferred tax liabilities-current	(7,949,197)	(11,257,398)

Net deferred tax assets-current	772,061	3,033,931
Net deferred tax liabilities-current	$(370,300)	$(2,186,518)

Deferred tax assets, non-current
Long-term assets	495,865	477,000
Deferred subsidies	381,596	1,762,664
Recognition of intangible assets	573,710	446,413
Warranty liabilities	-	523,714
Total deferred tax assets-non-current	$1,451,171	$3,209,791

Deferred tax liabilities, non-current
Share of net gains of equity investees	(1,036,772)	(1,715,240)
Property, plant and equipment	-	(306,183)
Intangible assets	-	(2,966,515)
Total deferred tax liabilities-non-current	$(1,036,772)	$(4,987,938)

Net deferred tax assets-non-current	$414,399	$1,494,551
Net deferred tax liabilities-non-current	$-	$(3,272,698)

As of June 30, 2013, the Company had net operating losses of approximately $12,922,377 which can be carried forward to offset future net profit for income tax purposes. The remaining net operating losses will begin to expire in 2018 if not utilized.

The Company operates mainly through the PRC subsidiaries and the valuation allowance is considered on an individual entity basis.

Under the EIT Law and the implementation rules, profits of the Company’s PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to a foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. At June 30, 2012 and 2013, aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately RMB1,186,002,455 (equivalent to $187,513,234) and RMB1,351,472,614 (equivalent to $197,739,789) are intended to be permanently reinvested, and accordingly, no deferred taxes have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre-January 1, 2008 retained earnings will not be subject to withholding taxes.

The Company’s tax returns for the tax years ended December 31, 2008 through 2012 are subject to review by taxing authorities.

Determining income tax provisions involves judgment on the future tax treatment of certain transactions. The Company performed a self-assessment and concluded that there was no significant uncertain tax position requiring recognition in its financial statements. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislations. Where the final tax outcome of these transactions is different from the amounts that were initially recorded, such difference will impact the income tax and deferred tax provisions in the year in which such determination is made.

There were no material interest or penalties incurred for the years ended June 30, 2011, 2012 and 2013.